UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22440

Ladenburg Thalmann Asset Management

(Exact name of registrant as specified in charter)

Gemini Fund Services, LLC,  80 Arkay Drive. Suite 110, Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC,  80 Arkay Drive. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

6/30

Date of reporting period: 3/31/14

Item 1.  Schedule of Investments.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Market Value

	COMMON STOCK - 29.34%
	DIVERSIFIED FINANCIAL SERVICES- 5.68%
54,000	Arlington Asset Investment Corp.	$ 1,429,920

	INVESTMENT COMPANIES - 13.73%
43,435	Ares Capital Corp.	765,325
18,900	PennantPark Floating Rate	261,198
65,696	PennantPark Investment Corp.	725,941
68,540	Prospect Capital Corp.	740,232
33,160	Solar Capital Ltd.	722,225
14,181	Solar Senior Capital LTD	242,636
		3,457,557
	PIPELINES - 6.80%
17,800	Enbridge Energy Partners LP	487,898
14,500	Energy Transfer Partners LP	779,955
3,350	Enterprise Products Partners	232,356
3,250	MarkWest Energy Partners	212,290
		1,712,499
	TRANSPORTATION - 3.13%
24,200	Teekay Offshore Partners LP	791,824

	TOTAL COMMON STOCK	7,391,800
	(Cost - $7,275,752)

	REAL ESTATE INVESTMENT TRUSTS - 45.14%
24,100	American Capital Agency Corp.	517,909
74,168	American Realty Capital Trust Healthcare, Inc. + #	538,339
48,119	Annaly Capital Management, Inc.	527,865
121,917	Armour Residential REIT, Inc.	502,298
51,200	CYS Investments, Inc.	422,912
86,361	Dividend Capital Industrial Income REIT II + #	867,811
102,578	Griffin American Healthcare REIT II + #	937,297
23,300	Hatteras Financial Corp.	439,205
170,164	Hines Global REIT + #	1,636,979
67,000	New York Mortgage Trust, Inc.	521,260
135,627	Philip Edison ARC Shopping Center REIT + #	1,363,664
141,401	Steadfast Income REIT, Inc. + #	1,527,093
154,928	Strategic Storage, Inc. + #	1,568,493
	TOTAL REAL ESTATE INVESTMENT TRUSTS	11,371,125
	(Cost - $12,209,494)

	SENIOR COMMON STOCK - 0.05%
6,740	Pacific Office Properties Trust, Inc. + #	11,593
	(Cost - $67,400)

	CLOSED-END FUNDS - 10.73%
109,339	Cushing MLP Total Return Fund	897,673
33,341	Kayne Anderson Energy Total Return Fund	910,543
24,390	Kayne Anderson MLP Investment Co.	895,357
	TOTAL CLOSED-END FUNDS	2,703,573
	(Cost - $2,712,880)

	MUTUAL FUND - 0.98%
	ALTERNATIVE INVESTMENT - 0.98%
24,728	AQR Managed Futures Strategy Fund	246,044
	TOTAL MUTUAL FUND
	(Cost - $250,000)

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Market Value

	PRIVATE INVESTMENTS - 12.66%
	BUSINESS DEVELOPMENT - 6.35%
82,905	Corporate Capital Trust + #	$ 829,046
75,061	FS Investment Corp. + #	769,836
		1,598,882
	EQUIPMENT LEASING - 2.10%
223	Cypress Equipment Fund 17 LLC + #	134,875
651	Cypress Equipment Fund 18 LLC + #	394,869
		529,744
	LAND DEVELOPMENT - 4.21%
36,635	Walton Kimberlin Heights Development, LP * + #	340,703
10,752	Walton Sherwood Acres, LP * + #	99,995
10,752	Walton US Land Fund 1, LP * + #	99,994
19,855	Walton US Land Fund 2, LP * + #	168,966
37,655	Walton US Land Fund 3, LP * + #	350,192
		1,059,850

	TOTAL PRIVATE INVESTMENTS	3,188,476
	(Cost - $3,446,353)

	SHORT-TERM INVESTMENTS - 0.56%
140,455	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% ^	140,455
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $140,455)

	TOTAL INVESTMENTS - 99.46%
	(Cost - $26,102,334) (a)	$ 25,053,066
	OTHER ASSETS LESS LIABILITIES - 0.54%	136,434
	NET ASSETS - 100.00%	$ 25,189,500

* Non-income producing.
+ Illiquid security.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total of such securities is $11,639,745 or 46.21% of net assets.
^ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2014.
LP - Limited Partnership
MLP - Master Limited Partnership
LLC - Limited Liability Company
REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $25,789,170 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,316,974
	Unrealized depreciation:	(2,053,078)
	Net unrealized depreciation:	$ (736,104)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in Funds of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund invests in some securities which are not traded and the fair value team has established a methodology for fair value of each type of security. Generally, the Real Estate Investment Trusts (REITs) are publicly registered but not traded. When the REIT is in the public offering period the Fund values the REIT at cost. The Fund generally purchases REITs at Net Asset Value (NAV) or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan.  As such, start-up REITs pose a greater risk than seasoned REITs because, if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented.  Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period.  Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The Private Investments are monitored for any independent audits of the security or impairments reported on the potential value of the security and the fair value is generally adjusted to depreciation in the case of hard assets. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,391,800	$ -	$ -	$ 7,391,800
Real Estate Investment Trusts	2,931,449	6,802,697	1,636,979	11,371,125
Senior Common Stock	-	11,593	-	11,593
Closed-End Funds	2,703,573	-	-	2,703,573
Mutual Funds	246,044	-	-	246,044
Private Investments	-	1,598,882	1,589,594	3,188,476
Short-Term Investments	140,455	-	-	140,455
Total	$ 13,413,321	$ 8,413,172	$ 3,226,573	$ 25,053,066
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Private Investments	Senior Common Stock	Real Estate Investment Trusts	Total
Beginning Balance	$ 2,568,401	$ 20,220	$ 6,767,798	$ 9,356,419
Total realized gain (loss)	-	-	-	-
Appreciation (Depreciation)	(96,155)	-	18,888	(77,267)
Cost of Purchases	-	-	-	-
Proceeds from Sales & Return of Capital	(27,328)	-	-	(27,328)
Accrued Interest	-	-	-	-
Net transfers in/out of level 3	(855,324)	(20,220)	(5,149,707)	(6,025,251)
Ending Balance	$ 1,589,594	$ -	$ 1,636,979	$ 3,226,573

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ladenburg Thalmann Asset Management

By (Signature and Title)

/s/Andrew Rogers

            Andrew Rogers, President

Date       5/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      5/27/14

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date      5/27/14